CONSOLIDATED STATEMENTS OF MEMBERS' EQUITY - USD ($) $ in Millions		Total	Equity contribution from FE	Equity contribution from Brookfield	Total Members' Equity	Total Members' Equity Equity contribution from FE	Total Members' Equity Equity contribution from Brookfield	Members' Equity	Members' Equity Equity contribution from FE	Members' Equity Equity contribution from Brookfield	Retained Earnings	Noncontrolling Interest
Beginning balance at Dec. 31, 2021		$ 2,892			$ 2,133			$ 1,063			$ 1,070	$ 759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		353			294						294	59
Consolidated tax benefit allocation		29			27			27
Distribution declared		(2,472)			(2,472)			(1,196)			(1,276)
Minority interest sale, net of issuance costs	[1]	2,348			2,348			2,348
Equity contribution			$ 61	$ 9		$ 61	$ 9		$ 61	$ 9
Distribution to noncontrolling interest		(57)										(57)
Ending balance at Dec. 31, 2022		3,163			2,400			2,312			88	763
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		438			369			0			369	69
Distribution declared		(360)			(360)			(62)			(298)
Distribution to noncontrolling interest		(66)										(66)
Ending balance at Dec. 31, 2023		3,175			2,409			2,250			159	766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		90			72						72	18
Cash distribution declared		(45)			(45)						(45)	0
Ending balance at Mar. 31, 2024		3,220			2,436			2,250			186	784
Beginning balance at Dec. 31, 2023		3,175			2,409			2,250			159	766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		324
Ending balance at Sep. 30, 2024		3,354			2,536			2,250			286	818
Beginning balance at Dec. 31, 2023		3,175			2,409			2,250			159	766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		411			342						342	69
Distribution declared		(215)			(215)						(215)
Distribution to noncontrolling interest		(61)										(61)
Ending balance at Dec. 31, 2024		3,310			2,536			2,250			286	774
Beginning balance at Mar. 31, 2024		3,220			2,436			2,250			186	784
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		123			106						106	17
Cash distribution declared		(30)			(30)						(30)
Ending balance at Jun. 30, 2024		3,313			2,512			2,250			262	801
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		111			94						94	17
Cash distribution declared		(70)			(70)						(70)
Ending balance at Sep. 30, 2024		3,354			2,536			2,250			286	818
Beginning balance at Dec. 31, 2024		3,310			2,536			2,250			286	774
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		128			109						109	19
Cash distribution declared		(50)			(50)						(50)
Ending balance at Mar. 31, 2025		3,388			2,595			2,250			345	793
Beginning balance at Dec. 31, 2024		3,310			2,536			2,250			286	774
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		448
Ending balance at Sep. 30, 2025		3,608			2,776			2,250			526	832
Beginning balance at Mar. 31, 2025		3,388			2,595			2,250			345	793
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		118			100						100	18
Cash distribution declared		(50)			(50)						(50)
Ending balance at Jun. 30, 2025		3,456			2,645			2,250			395	811
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		202			181						181	21
Cash distribution declared		(50)			(50)						(50)
Ending balance at Sep. 30, 2025		$ 3,608			$ 2,776			$ 2,250			$ 526	$ 832

[1]	Includes $27 million of issuance costs. See Note 1, “Organization and Basis of Presentation,” of the Notes to Consolidated Financial Statements for additional information on the minority interest sale.